Shareholder Report, Holdings (Details) - C000251574	Dec. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.00%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Processors
Holdings [Line Items]
Percent of Net Asset Value	14.60%
U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Infrastructure And Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Foundry
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Payments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	23.80%